SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.           SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The combined carve-out  financial statements have been prepared for the purpose of presenting the balance sheet, statements of operations, comprehensive income (loss), changes in shareholders’ equity, and cash flows of GEHI and GEH on a combined basis.All of the assets and liabilities presented are recorded at carrying value. All intercompany balances, transactions, revenues and expenses have been eliminated. As of December 31, 2020, 2021 and 2022, there was amount due from PRC business totaling $47,096, $50,135 and $53,981, respectively, which will be forgiven after the Disposal. The forgiven amounts represent GEHI's investment in PRC business and are accounted for as equity transaction in the combined carve-out financial statements. For all periods, the Company’s combined carve-out financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

The accompanying combined carve-out financial statements present the historical financial position, results of operations, changes in net assets and cash flows of the Company and GEH, excluding the PRC portion of the Company’s business as it was historically conducted, as more fully described below.

The combined carve-out statements of comprehensive income reflect direct revenues and expenses of GEH and allocations of indirect expenses related to certain support functions that are provided on a centralized basis by GEHI. These corporate costs have been allocated to GEH on the basis of direct usage where identifiable, with the remainder allocated based on management’s best estimate of costs attributable to GEH. This allocation has been completed based on the following general process:

•Compensation: Certain compensation costs in GEHI’s financial records have been allocated to the combined carve-out  financial statements based on GEH’s revenue as a percentage of the total revenue of the Group before the Disposal.

•General, administrative and other expenses: Certain general, administrative and other expenses have been allocated to the combined carve-out  financial statements based on GEH’s revenue as a percentage of the total revenue of the Group before the Disposal.

Management believes the assumptions underlying the combined carve-out  financial statements, including the assumptions regarding allocated expenses, reasonably reflect the utilization of services provided to or the benefit received by GEH during the periods presented. However, due to the inherent limitations of carving out the operations from the Group, these combined carve-out  financial statements may not necessarily reflect the company’s financial position, results of operations and cash flow for future periods, nor do they necessarily reflect the financial position, results of operations and cash flow that would have been realized had the company been a stand-alone entity during the periods presented.

The accompanying combined carve-out  financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The combined carve-out  financial statements have been prepared in accordance with the accounting policies set out below.

2.            SIGNIFICANT ACCOUNTING POLICIES - continued

Use of estimates

The preparation of combined carve-out financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s combined carve-out financial statements include, but are not limited to, purchase price allocation relating to business acquisitions, allowance for doubtful accounts, useful lives of property, plant and equipment and intangible assets, impairment of long-lived assets, goodwill and intangible assets, and incremental borrowing rate for leases. Actual results could materially differ from those estimates.

Principles of combination

The combined carve-out financial statements include the financial statements of the Company, Global Eduhub Holding Limited, Global Edu (SG) Holding Pte Ltd, GEH and GEH’s subsidiaries, excluding the PRC portion of GEHI’s business. All profits, transactions and balances among the Company, GEH, and GEH’s subsidiaries have been eliminated.

Foreign currency translation

The Company’s functional currency is the United States dollar. The functional currency of GEH and its subsidiaries is the Singapore dollar (“SGD$”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the combined carve-out statements of changes in shareholders’ equity and combined carve-out statements of comprehensive (loss) income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Monetary assets and liabilities denominated in currencies other than the functional currencies are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. Exchange gains and losses are recognized in the combined carve-out statements of operations.

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments which are unrestricted as to withdrawal or use, with an original maturity of three months or less and are readily convertible to known amount of cash.

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Inventories

Inventories, mainly consisting of teaching aids, and textbooks, are stated at the lower of cost or net realized value. Cost is determined using the weighted average method. Inventory is written down for damaged and slow-moving goods, which is dependent upon factors such as historical and forecasted consumption of the inventories.

Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, other receivables and amount due from related parties. The carrying amounts of cash and cash equivalents, accounts receivable and other receivable approximate their fair values due to the short-term maturities of these instruments.

For the impairment of the financial instruments other than accounts receivable, the Group has identified the relevant risk characteristics which include size and nature or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. When specific debtors are identified as no longer sharing the same risk profile as their current pool, they are removed from the pool and evaluated separately.

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Allowance for doubtful accounts

On January 1, 2020, the Group adopted ASC 326 Financial Instruments – Credit Losses (“ASC 326”) using the modified retrospective approach through a cumulative-effect adjustment to accumulated deficit. Upon adoption, the Group changed its impairment model to utilize a current expected credit losses model in place of the incurred loss methodology for financial instruments measured at amortized cost, including accounts receivable, loans receivables and consideration receivable. The Group recorded an increase to opening accumulated deficit of $100 as of January 1, 2020 due to the cumulative impact of adopting ASC 326.

Management used an expected credit loss model for the impairment of financial instruments mentioned above as of period ends.

For the allowance of the accounts receivable, management believes the aging of accounts receivable is a reasonable parameter to estimate expected credit loss, and determines expected credit losses for accounts receivables using an aging schedule as of period ends. The expected credit loss rates under each aging schedule were developed on basis of the average historical loss rates from previous years, and adjusted to reflect the effects of those differences in current conditions and forecasted changes. Management measured the expected credit losses of accounts receivable on a collective basis. When an accounts receivable does not share risk characteristics with other accounts receivables, management will evaluate such accounts receivable for expected credit loss on an individual basis. Doubtful accounts balances are written off and deducted from allowance for credit loss, when receivables are deemed uncollectible, after all collection efforts have been exhausted and the potential for recovery is considered remote.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Furniture, fixture and equipment	5 years
Leasehold improvement	Shorter of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the combined carve-out statements of operations.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Leases

The Group applies Accounting Standards Update (ASU) 2016-02, Leases (Topic 842) when accounting for leases.

The Group has lease contracts for offices, kindergartens and student care centers in different cities in Singapore under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its combined carve-out balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurred under the lease. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group.

For leases with lease term less than one year (short-term leases), the Group records operating lease expense in its combined carve-out statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

In April 2020, the FASB issued guidance for lease concessions provided to lessees in response to the effects of COVID-19. Such guidance allows lessees to make an election not to evaluate whether a lease concession provided by a lessor should be accounted for as a lease modification, in the event the concession does not result in a substantial increase in the rights of the lessor or the obligations of the lessee. Such concessions would be recorded as negative lease expense in the period of relief. The Group has elected to apply the practical expedient. See Note 11.

Intangible assets, net

Intangible assets with definite lives are carried at cost less accumulated amortization and impairment. The amortization of such intangible assets is recognized over the expected useful lives of the assets.

Intangible assets with indefinite lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Impairment of long-lived assets with definite lives

Long-lived assets, including property, plant and equipment, operating lease right-of-use assets, intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset or asset group may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets or assets group to the estimated undiscounted future cash flows expected to result from the use of the assets or asset group and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets or assets group, the Group would recognize an impairment loss based on the fair value of the assets or assets group. The Group recorded impairment loss on property, plant, and equipment and operating lease right-of-use assets of $Nil, $Nil and $Nil during the years ended December 31,2020, 2021 and 2022. The Group recorded impairment losses on intangible assets with definite lives of $Nil, $Nil and $1,365 during the years ended December 31, 2020, 2021 and 2022, respectively.

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Impairment of goodwill and indefinite-lived intangible assets

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired. The guidance permits the Group to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

On January 1, 2020, the Group adopted ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”), which removes the requirement to compare the implied fair value of goodwill with its carrying amount as part of step 2 of the goodwill impairment test. Instead, the Group performed its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount, and recognized an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit.

Goodwill is tested for impairment annually for the reporting unit or more frequently if events or changes in circumstances indicate that it might be impaired. The Group performs its annual quantitative impairment assessment considering the weighting of both an income and a market approach. The income approach is based on estimated present value of future cash flows for the reporting unit carrying a goodwill balance. The market approach is based on assumptions about how market data relates to the reporting unit carrying a goodwill balance. The weighting of these two approaches is based on their individual correlation to the economics of each reporting unit carrying a goodwill balance.

When using discounted cash flow model to determine the fair value of a reporting unit, the discounted cash flow model includes a number of significant unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of the reporting units; and (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with the reporting unit’s operation and the uncertainty inherent in the Group’s internally developed forecast.

The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

The Group recorded impairment losses on goodwill of $Nil, $Nil and $19,156 during the years ended December 31, 2020, 2021 and 2022, respectively. The Group recorded impairment losses on the indefinite-lived intangible assets of $Nil, $Nil and $2,140 during the years ended December 31, 2020, 2021 and 2022, respectively.

Revenue recognition

The Group follows five steps for its revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group generated its revenues from the following revenue sources:

(i)    Tuition fees generated from kindergarten services and student care services

The Group provides private kindergarten services and students care centers services to students. Tuition fees are collected in advance and are initially recorded as deferred revenue.

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Revenue recognition – continued

Kindergarten services consist of a series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, the kindergarten services are accounted for as a single performance obligation.

Student care services provide a separate series of classes which are highly interdependent and interrelated in the context of the contract and each class is not distinct and not sold standalone. Therefore, student care services are accounted for as a single performance obligation.

The transaction prices for kindergarten services and student care services are determined by the contract amount net of refund. For the kindergarten program, the students can claim certain amount of the tuition refund, upon withdrawal, if more than a certain number of classes are missed. For the student care services, the students can claim refund, upon withdrawal, if classes are missed due to illness. The refund amount is subject to the refund policy at each facility and the timing of the student’s withdrawal. No refund is provided for kindergarten and student care services provided in Singapore.

Revenues for the kindergarten services and student care center services are recognized on a straight line basis over the service period.

(ii)   Franchising fees

GEH generates revenues by franchising kindergartens., and collects from franchisees the initial franchising fees and annual franchise fee. As the initial franchising service and annual franchising service are distinct from each other, the Group identifies two performance obligations accordingly. The transaction price is allocated to each performance obligation based on a relative stand-alone selling price.

Initial franchising fees represent provision of initial set-up services which are typically received upfront and recorded as prepayment from customers. The set-up period usually begins with the site renovation or training services, whichever is earlier, to the time point when kindergartens commence operations, which is approximately 7 or 8 months. Initial franchising fees are recognized over time throughout the set-up period.

(ii)   Franchising fees – continued

Annual franchise fees represent supporting services provided by the Group to the franchised kindergartens. The related annual franchise fees are received upfront and recorded as deferred revenue. Annual franchise fees are recognized over time throughout the contract terms.

(iii)   Sales of educational merchandise

The Group’s educational merchandise consists of teaching aids, textbooks and other goods. The Group considers both franchisees and end-users as its customers. Prepayments for sales of educational merchandise are recognized as prepayments from customers. Sales of educational merchandise is accounted for as a single performance obligation, and recognized at the point of time when the control of promised goods is transferred to the customers.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition – continued

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2020	2021	2022
Services:

Tuition fees from kindergartens and student care centers	24,914	29,941	29,595
Franchise fees	1,000	869	941
Others	2	123	110

Products:
Sale of educational merchandise	48	74	106

Total net revenues	25,964	31,007	30,752

The following table presents the Group’s revenues recognized over time or point in time.

	Years ended December 31,
	2020	2021	2022
Recognized over time	25,916	30,933	30,646
Recognized point in time	48	74	106
Total net revenues	25,964	31,007	30,752

Contract liabilities

The Group’s contract liabilities consists of prepayments from customers and deferred revenue, primarily relate to the advance consideration received from customers, which include tuition fees received from customers, initial franchise fees and annual franchise fees received from franchisees, advance consideration of educational merchandise received from customers, and royalty fees received from other business partners. The amount from customers before provision of service is recognized as prepayments The prepayments from customers and deferred revenue are recognized as revenue once the criteria for revenue recognition are met.

The table below reflects the Group’s contract liabilities:

	2020	2021	2022
Prepayments from customers	—	—	53
Deferred revenue, current portion	559	802	892

The Group recognized $668, $559 and $ 802 in revenue for the years ended December 31, 2020, December 31, 2020, 2021 and December 31, 2022, respectively, which related to contract liabilities that existed at December 31, 2019, 2020 and 2021, respectively. The balances as of December 31, 2020,2021 and 2022 are expected to be recognized as revenue within one year.

There was no contract asset recorded as of December 31, 2020 and 2021 and 2022.

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Goods and Services Tax

Goods and Services Tax (“GST”) is a broad-based value added tax in Singapore, which is imposed on all supplies of goods and services in Singapore made by a taxable person for business purposes. GST rate is 7% of the gross sales. Singapore’s entities whose taxable turnover for the past 12 months exceeds SGD$1 million or the taxable turnover in the next 12 months to be more than SGD$1 million should be registered as GST-registered companies. For GST-registered entities, their revenue generated from kindergarten services, student care services and others, is reported net of GST collected on behalf of Singapore tax authorities. For Non-GST registered entities, they are qualified for GST exemption for all kinds of revenue.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the combined carve-out financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Government subsidies

Government subsidies represent government grants received from Singapore government authority to encourage the Company’s services. The Company records such government subsidies as income when it has fulfilled all of its obligation related to the subsidy. The Company recorded $4,348, $2,176, and $1,682 of subsidy income for the years ended December 31, 2020, 2021 and 2022, respectively.

Net (loss) income per share

Basic net (loss) income per share is computed by dividing net loss or income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The share options exercisable for little to no consideration are considered as issuable ordinary shares, and therefore included in basic shares outstanding. Diluted net (loss) income per share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net (loss) income per share by application of the treasury stock method.

Comprehensive (loss) income

Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments and is reported in the combined carve-out statements of comprehensive (loss) income. The Group presents the components of net (loss) income, the components of other comprehensive (loss) income and total comprehensive (loss) income in two separate but consecutive statements.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Significant risks and uncertainties

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, and prepaid expenses and other current assets. As of December 31, 2020, 2021 and 2022, all of the Group’s cash and cash equivalents were deposited in financial institutions located in the United States of America and Singapore. Accounts receivable are typically unsecured and are derived from revenue earned from customers inSingapore. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Concentration of customers

No customer accounts for 10% or more of revenue for the years ended 2022 and accounts receivable as of December 31, 2020, 2021 and 2022.

Recent accounting pronouncements not yet adopted

In August 2020, the FASB issued ASU No.2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity(Subtopic 815-40):Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity(ASU 2020-06),which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments are effective for fiscal years beginning after December 15 2021, including interim periods within those fiscal years, with early adoption permitted. The Group adopted ASU 2020-06 on January 1, 2022, and the adoption had no material impact on the Group’s combined carve-out financial statements.

In May 2021 the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718). and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40)to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity -classified written call options (for example warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December15, 2022, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group is currently evaluating the impact of the new guidance on our combined carve-out financial statements.

In October 2021, the FASB issued ASU No.2021-08 Business Combinations (Tonic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU2021-08),which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606 Revenue from Contracts with Customers. The new amendments are effective for us are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments with early adoption permitted. The Group is currently evaluating the impact of the new guidance on our combined carve-out financial statements.